INVENTORY	9 Months Ended
Sep. 30, 2026
Inventory Disclosure [Abstract]
INVENTORY	NOTE 3:- INVENTORY Inventory is comprised of the following:
	September 30,	December 31,
	2026	2025

Raw materials	$2,912	$1,976
Work in process	2,127	1,250
Finished goods	188	118

	$5,227	$3,344